DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)	12 Months Ended											1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Interest rate swaps Cash flow hedging	Dec. 31, 2009 Interest rate swaps Cash flow hedging	Dec. 31, 2008 Interest rate swaps Cash flow hedging	Dec. 31, 2010 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2009 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2010 Cash flow hedging	Dec. 31, 2009 Cash flow hedging	Dec. 31, 2008 Cash flow hedging	Feb. 28, 2010 Syndicated Loan Facility granted to MTS OJSC in 2009	Oct. 30, 2010 Syndicated Loan Facility granted to MTS OJSC in 2006
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Loss recognized on derivatives		$ (5,420,000)	$ (41,554,000)	$ (32,726,000)	$ (8,392,000)	$ (2,002,000)	$ (37,820,000)	$ (24,299,000)	$ (70,546,000)	$ (32,691,000)	$ (2,002,000)
Ineffective portion of derivative included in earnings				3,500,000	900,000		2,000,000	4,500,000
Voluntary prepayment of principal and interest	4,779,595,000	1,728,544,000	572,425,000									707,400,000	162,200,000
Accumulated other comprehensive loss reclassified into earnings upon termination of hedge				12,000,000			3,200,000
Changes in derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss, beginning of the year									(40,293,000)	(16,714,000)	(355,000)
Fair value adjustments on hedging derivatives	25,428,000	(23,579,000)	(16,359,000)						(39,757,000)	(28,764,000)	(18,361,000)
Amounts reclassified into earnings during the period									65,185,000	5,185,000	2,002,000
Accumulated derivatives loss, end of the year									(14,865,000)	(40,293,000)	(16,714,000)
Net loss expected to be reclassified into net income during the next twelve months									$ 7,000,000